Risk management	12 Months Ended
Dec. 31, 2017
Risk management
Risk management

4Risk management

The Company’s activities expose it to a variety of risks.  Management classifies the risks inherent to its business in the following categories:

(a)	Financial risks - corresponds to inadequate cash management, use of resource in new operations, unknown risks, with greater complexity and/or high risk (items 4.2.1(a), 4.2.1(b) and 4.2.1(c)).

(b)

Compliance risk - corresponds to legal or regulatory penalties, financial losses or reputational damage that the Company may face due to regulatory noncompliance and include social and environmental, labor and tax risk assessments.

(c)

Operational risk - results from the lack of consistency or adequacy of information systems, processing and operational controls, asset management failures, or cash flow management, or from potential frauds that affect the activities of the Company.

(d)

Strategic risk - results from internal and external events that affect the reputation and sustainability of the Company, such as the risks related to the lack of capability or ability by the Company in response to changes that can impact the achievement of the strategic subjects.

4.1Social and environmental risks

(a)Risks associated with climate changes

Our activities are exposed to the potential effects of climate changes, which may affect the equilibrium of the ecosystems, the productivity of the forest and the availability of water and energy.

Fibria manages and operates its forest and industrial activities through the adoption of controls and monitoring tools, such as agronomic studies, genetic improvement for the production of eucalyptus that contemplate genetic modifications to  adapt to different climatic conditions, monitoring of water consumption in forested areas, among others.

(b)Environmental risks

(i)

Management of water resources - Fibria constantly monitors the situation in the watersheds where it operates with respect to water quantity and quality that might affect the Company’s forest management. Use of water by the industrial plants is governed by the environmental legislation of each location and the licensing requirements of each plant. All our facilities operate under proper and valid licenses.

(ii)

Forest protection - protection of the forests against pests, disease, weeds and fires is based on a strategy involving continuous cycles of prevention, monitoring and control. The Company has ongoing efforts to select and plant increasingly resistant plant strains, and is also concerned with preserving an ecological balance and acquiring know-how to improve its forest management.

(iii)

Biodiversity - the Company’s forestry activities are licensed by the relevant regulatory bodies and socio- environmental planning activities are performed. Areas of native forest species are interspersed with eucalyptus plantations. Fibria strives to maintain its protected areas to conform to the Legal Reserves, Permanent Preservation Areas (APPs) and Private Natural Heritage Reserves (RPPNs) through the protection, restoration, management and integration of those areas with its forest activities. The Company also seeks to minimize external and degradation elements that may affect these areas.

(iv)

Waste - Fibria is undertaking efforts to recycle pulp production waste by transforming them in products that can be used in the forestry area. This practice generates both environmental and economic benefits, with reduction in disposal of waste in landfills and replacing supplies with recycled waste in the silviculture operations.

(c)Impacts on communities

Fibria is committed to support communities with different economic, social and cultural backgrounds, which are affected positively or negatively and in different degrees, by the cultivation of eucalyptus trees. In order to maintain a healthy relationship with all communities, the Company has developed a plan to monitor these neighboring populations and classified them based on their degree of relationship with the Company. The relationship model has been implemented in all the forestry operations with respect to the silviculture and harvest activities.

(d)Contracting with suppliers

In order to mitigate the risk of our suppliers hiring child or forced labor, we require suppliers to provide a formal confirmation with respect to this matter.

Two other mandatory requirements to engage our suppliers are compliance with the environmental policies of Fibria and with the criteria for safe transportation (Safe Road Program). All contracts with suppliers and other business partners incorporate our Code of Conduct or refer to it. The Code reinforces the prohibition of discriminatory practices or violation of existing legislation. The process to certify approval of suppliers is renewed every two years.

4.2Financial risks

4.2.1Factors of financial risks

Fibria’s activities expose it to a number of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest rate risk, price risk and commodity price risk), credit risk and liquidity risk. The majority of sales are denominated in U.S. Dollars, while costs/expenses are predominantly incurred in Reais. Accordingly, there is a currency mismatch between costs/expenses and revenues.

Our overall risk management program focuses on minimizing, mitigating or transferring exposures to market risks. In this context, derivatives are used exclusively for economic hedge purposes as follows: (i) cash flow hedge against currency mismatching; (ii) cash flow hedge of debt and interest payments against interest and exchange rate volatility; and (iii) hedge against volatility in the price of pulp or other risk factors.

The execution of the operations to mitigate market risks is carried out by a central Treasury department following policies approved by the Board of Directors. The control of risks and monitoring of compliance with the policies is performed by the General Governance, Risks and Compliance (“GRC”) department, which reports directly to the CEO and to the Finance Committee (an advisory committee to the Board of Directors) and is sufficiently independent to report non-compliance with the policies, to measure and assess market risks. The GRC department monitors all market risk exposures and ensures compliance with our policies. The Treasury department identifies, evaluates and hedges financial risks following the policies established. The Board of Directors reviews on an annual basis the policies and principles for the overall risk management, definition of the areas involved, use of derivative financial instruments and non-derivative financial instruments, and investment of excess liquidity.

Policies for the use of derivative financial instruments

On August 31, 2017, the Company’s Board of Directors approved the revision of the Market Risk Management Policy. The use of derivative financial instruments should follow such policy. The use of derivative financial instruments is, in the view of management, conservative. Every derivative contracted should be matched to an underlying risk, generated by a hedged item which in turn results from operational transactions that expose the Company to risks related to changes in the price of commodities or risks arising from debt. Accordingly, derivative transactions are only permitted if related to an existing exposure (hedge); leveraged financial instruments are not allowed.

(a)Market risk

This is related to changes in prices or rates including interest rates, exchange rates and commodities prices. These changes may affect the expected return of an investment, a financial investment, revenue from probable sales, the cash flow and fair value of principal and interest on loans. Indicators and an internal assessment tool were developed to measure these risks. An internal tool was also developed to assess the impacts of stressed scenarios and to perform sensitivity analysis and analysis of gaps.

(i)Foreign exchange risk

The Company operates internationally and is exposed to foreign exchange risk arising from various currency exposures, mainly with respect to the U.S. Dollar.

The Company’s financial policy establishes that the purpose of its operations with derivatives is to reduce costs, mitigate cash flows volatility, hedge foreign exchange exposure and avoid currency mismatches.

The following table presents the carrying amount of the assets and liabilities denominated in U.S. Dollars:

	2017	2016

Assets in foreign currency
Cash and cash equivalents	3,583,241	1,338,037
Trade accounts receivable (Note 12)	1,042,107	526,404

	4,625,348	1,864,441

Liabilities in foreign currency
Loans and financing (Note 23)	10,695,696	9,037,588
Trade payables (Note 24)	1,541,247	1,016,501
Derivative financial instruments (Note 11)	99,279	129,309

	12,336,222	10,183,398

Liability exposure	7,710,874	8,318,957

The Company calculates its net exposure to each risk factor. When the risk factor is an exposure to the U.S. Dollar or Euro, maximum hedge limits are determined for exposure of up to 24 months. Hedging the exposure of transactions for periods between 19 and 24 months requires a recommendation by the Finance Committee.

The Company’s exposure to foreign currency generates market risks associated with changes in the exchange rates. Liabilities in foreign currency include loans obtained, mainly, in U.S. Dollars. The majority of the Company’s sales abroad are denominated in U.S. Dollars, while the sales of pulp in Brazil are in Reais. Accordingly, the Company’s liabilities act as a natural hedge for currency exposure in relation to export revenue, mitigating the mismatch between assets and liabilities over the long term.

(ii)Cash flow and fair value interest rate risk

As Fibria has no significant interest-bearing assets (except for the balances of marketable securities), its net income and operating cash flows are substantially independent of changes in market interest rates on such assets.

Interest rates risk from loans and financing contracted at variable interest rates exposes the Company to cash flow risk. Loans and financing contracted at fixed rates expose Fibria to fair value interest rate risk.

The Company shall evaluate on an annual basis the optimal percentage between fixed-rate debts and debts with floating rates. This review will be made by the Treasury department and GRC department, who will report annually the results to the Finance Committee.

The Chief Financial Officer and Investor Relations Officer is responsible for evaluating the hedging strategy of interest rate and inflation, considering the results of evaluation of the optimal percentage and market factors.

(iii)Commodity price risk

This risk is related to the volatility in the price of pulp, which is considered a commodity. Prices fluctuate depending on demand, productive capacity, inventories, commercial strategies adopted by the major forestry companies, paper producers, and availability of substitutes for these products in the market.

This risk is managed through different strategies. The Company has a specialized team, which continuously monitors the price of pulp and analyses future trends, adjusting Fibria’s estimates, in order to assist in the process of taking preventive actions to best deal with the various scenarios. There is no liquidity in the market to sufficiently mitigate a substantive portion of the risk to which Fibria’s operations are exposed. Pulp price derivatives available in the market are characterized by their low liquidity and volume and as a result prices may be subject to significant distortion.

Currently, the Company executes no derivatives to hedge against the fluctuation of the pulp price.

(b)Credit risk

Credit risk is the risk of one counterparty failing to discharge its obligation.

For every type of credit exposure and type of agreement a specific model is developed in order to evaluate the risks, identifying the exposure and performing sensitivity analysis of credit limits.

A monthly report is prepared by the Governance, Risk and Compliance department quantifying credit risk exposure arising from all Fibria relationships. Credit risk is managed on a consolidated basis. Credit risk arises from cash equivalents (including bank deposits), derivative financial instruments, instruments recorded under marketable securities (Brazilian Federal Government securities, Bank Deposit Certificates (CDBs), Fixed Income Box (CDB Box), reverse repurchase agreements), letters of credit, insurance companies, customers (considering the payment terms agreed), suppliers (with respect to advances made for new projects) and others.

The analysis of customers and insurer credit is performed monthly by the Treasury department, as well as the suppliers (for advances for new projects), which is performed on demand.

(i)Banks and financial institutions

Quantitative measures of credit risk were developed for exposures with banks and financial institutions (investments, current accounts and derivative financial instruments). The expected value of the exposure “Expected Credit Exposure (ECE)” and the worst case expected exposure “Worst Credit Exposure (WCE)” of all exposures with counterparties are measured (Note 8).

i)

If the Company decides working with private issuers that have more than one rating assessment, the median of the rating classifications will be considered if three risks rating are available and, the lower rating classification if two credit rating are available, issued by the following rating agencies: Fitch, Moody’s and Standard & Poor’s.

ii)	The rating required for the counterparties at the local level (Brazil), is “A” (or “A2”) or “BBB+” (or “Baa1) at the global level.

iii)

Any private counterpart must have lonely concentration of, more than 25% of the resources under management for the Company and its Brazilians subsidiaries and, more than 27.5% for the foreign subsidiaries.

(ii)Clients and advance to suppliers

In the case of credit risk arising from customer credit exposure, Fibria assesses, through the Credit Committee, the credit quality of the customer, taking into account mainly past experience and defines individual credit limits, which are continuously monitored.

Fibria’s major customers are large highly-rated companies most of which have had a relationship with the Company for over 20 years, reducing the credit risk.

Credit analyses are performed on a regular basis and when considered necessary, and letters of credit or credit insurance coverage is obtained to protect the Company. The majority of export sales to Europe and Asia are covered by letters of credit or credit insurance with the Compagnie Française d’ Assurance pour le Commerce Extérieur (COFACE).

The allowance for doubtful accounts is recorded at an amount sufficient to cover expected losses on the collection of trade accounts receivable and charged to “Selling expenses” (Note 12).

(c)Liquidity risk

With respect to liquidity risk, the Company’s policy is to maintain balances of cash and financial investments of at least an amount equivalent to the operational cash outflow for the following 12 months plus debt service for a period of 12 months.

Surplus cash is invested in highly-liquid instruments; approved policies allow for a minor portion to be invested in instruments with maturity not exceeding 723 days.

All derivative instruments are over-the-counter derivatives and do not demand post margin deposits as collateral.

The table below presents Fibria’s financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows and, therefore, differ from the amounts presented in the consolidated balance sheet.

	Less than one year	Between one and two years	Between two and five years	Over five years

At December 31, 2017
Loans and financing	2,485,566	2,658,719	8,994,927	9,987,428
Derivative financial instruments	119,473	67,671	169,112
Trade and other payables	3,235,427	63,431	50,189	45,452

	5,840,466	2,789,821	9,214,228	10,032,880

At December 31, 2016
Loans and financing	2,056,644	3,670,577	10,186,429	6,914,993
Derivative financial instruments	225,852	161,454	135,723	44,962
Trade and other payables	1,988,581	50,268	37,481	23,606

	4,271,077	3,882,299	10,359,633	6,983,561

4.2.2Capital risk management

Management monitors indebtedness on the basis of a consolidated indebtedness ratio. This ratio is calculated as net debt divided by adjusted EBITDA (as defined below). Net debt represents total loans, less cash and cash equivalents and marketable securities and the fair value of derivative financial instruments.

Adjusted EBITDA is defined by the Company as net income before interest, income taxes including social contribution, depreciation and amortization and other items including non-cash fair value adjustments for biological assets.

The Company aims to maintain a minimum cash balance in order to minimize the risk that cash flow mismatches affect the ability of the Company to meet its commitments. The minimum cash balance is defined as the sum of: (i) the minimum operating cash used during the cash conversion cycle of the Company; plus (ii) the cash needs to meet financial debt obligation (principal and interest) for the next 12 months; and (iii) short-term of income tax and social contribution benefit. In addition, the Company may seek additional liquidity, through revolving credit facilities, to meet the minimum cash balance required by the rating agencies’ methodologies. Fibria’s liquidity is mainly monitored through 12-month projected cash flows. Cash flow projections comprise stress tests considering exogenous market risk factors such as changes in foreign exchange rates, interest rates and pulp prices, as well as endogenous factors.

Management of debt and liquidity takes into account the contractual financial covenants, maintaining a safety margin in order to avoid breaching these parameters.

The Company prioritizes funding in the same currency as its primary source of cash generation, thus seeking a natural currency hedge over the long term for its cash flows. All sources of funds are required to be approved pursuant to internal policies and procedures.

Treasury is responsible for developing contingency plans, which should specify all actions to address potential non-compliance. The plans are submitted to the Finance Committee and monitored by all parties involved in this process.

The Company continues to focus on actions including reductions in fixed and variable costs, selling expenses, capital expenditure and improvements in working capital. We have also focused on actions that may result in additional liquidity. These actions are intended to maintain the capital structure of the Company, resulting in an improved Net Debt to Adjusted EBITDA ratio.